CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	$ (235,666,263)	¥ (1,636,230,855)	¥ 2,399,395,247	¥ 91,622,345
Adjustments to reconcile net income to cash provided by operating activities:
Share-based compensation	512,706,136	3,559,718,706	642,596,474	496,643,489
Equity in (income) / loss of affiliates	(86,689,209)	(601,883,179)	135,780,312	(187,191,141)
Gain on deconsolidation of subsidiaries	(36,296)	(252,000)	(2,294,451,702)	(789,193)
Loss from disposal of property, equipment and software	1,277,832	8,871,987	33,986,560	3,751,452
Gain on disposal of cost method investment	(21,470,007)	(149,066,258)
Gain on disposal of available-for-sale investment	(20,258,067)	(140,651,759)
Loss from disposal of a subsidiary				1,529,046
Loss from impairment of long-term investment	6,911,549	47,986,882	0	33,000,000
Provision for doubtful accounts	4,657,874	32,339,617	32,080,786	11,737,580
Depreciation of property, equipment and software	66,454,148	461,391,147	255,966,352	173,786,973
Amortization of intangible assets and land use rights	37,079,731	257,444,573	60,247,658	8,334,028
Deferred income tax expenses/(benefits)	3,381,164	23,475,428	86,464,693	(97,573,997)
Changes in current assets and liabilities, net of assets acquired and liabilities assumed/disposed of in business combinations/dispositions net of deconsolidations:
Increase in accounts receivable	(191,902,211)	(1,332,377,049)	(1,002,531,319)	(261,973,182)
Decrease /(Increase) in due from related parties	(86,648,699)	(601,601,918)	(81,376,345)	2,352,014
(Increase) /Decrease in prepayments and other current assets	85,182,992	591,425,514	(2,224,053,491)	(1,218,273,146)
(Increase)/Decrease in long-term deposits	10,855,727	75,371,314	(381,458,105)	(27,406,657)
Increase in accounts payable	180,220,017	1,251,267,578	2,098,144,678	585,953,759
Increase in due to related parties	84,038,584	583,479,889	236,779,810	6,057,681
Increase in salary and welfare payable	181,352,977	1,259,133,720	271,783,211	259,440,083
Increase /(Decrease) in taxes payable	(112,095,700)	(778,280,444)	281,472,256	23,797,376
Increase in advances from customers	327,090,911	2,270,992,194	2,056,500,006	1,469,414,155
Increase in accrued liability for customer reward program	9,336,578	64,823,864	162,493,908	146,183,973
Increase in other payables and accruals	3,651,384	25,351,540	278,988,927	438,207,218
Net cash provided by operating activities	759,431,152	5,272,730,491	3,048,809,916	1,958,603,856
Cash flows from investing activities:
Purchase of property, equipment and software	(98,348,165)	(682,831,310)	(638,133,430)	(4,788,676,371)
Cash paid for long-term investments	(778,981,919)	(5,408,471,460)	(4,232,366,913)	(2,078,378,807)
Cash paid for business combinations, net of cash acquired	(1,318,938,653)	(9,157,391,070)	4,112,960,205	(130,124,251)
Purchase of intangible assets	(894,520)	(6,210,651)	(20,000,000)	(9,000,000)
(Increase) /Decrease in restricted cash	75,651,774	525,250,267	(760,873,462)	(94,988,241)
Increase in short-term investment	(854,806,205)	(5,934,919,483)	(1,447,586,170)	(2,799,807,028)
Increase in long-term loan receivable			(872,200,000)
Cash repayment from long-term receivables	30,565,748	212,217,989	872,200,000	496,368,000
Cash advance received from planned disposal of equity investment	2,544,313	17,665,162
Cash received from disposal of cost method investments	45,679,830	317,155,061
Cash received from disposal of available-for-sale investment	55,075,256	382,387,499	61,980,000
Cash received/(used) from deconsolidation of a subsidiary, net of cash disposed	(13,010,370)	(90,331,000)	(1,502,561,561)	45,569,216
Cash used from disposal of a subsidiary net of cash disposed				(7,373,416)
Net cash used in investing activities	(2,855,462,911)	(19,825,478,996)	(4,426,581,331)	(9,366,410,898)
Cash flows from financing activities:
Proceeds from short-term bank loans	285,160,450	1,979,869,005	644,411,544	2,325,694,972
Proceeds from long-term bank loans	367,276,393	2,550,000,000
Proceeds from exercise of share options	30,494,058	211,720,242	52,117,597	184,579,173
Repurchase of ordinary shares			(872,290,891)	(446,155,147)
Cash paid for acquisition of additional equity stake in subsidiaries	(940,825,676)	(6,532,152,666)	(46,236,902)	(36,792,354)
Cash paid for settlement of convertible notes	(292,952,246)	(2,033,967,447)
Cash received from non-controlling investors	12,474,360	86,609,482	275,972,483	139,393,178
Proceeds from issuance of convertible preferred shares by a subsidiary			725,512,513	186,475,640
Proceeds from issuance of senior convertible notes, net of issuance costs	942,671,185	6,544,966,036	14,736,200,000	3,069,000,000
Proceeds from sale of warrants			523,404,000
Purchase of Purchased Call Option			(805,504,000)
Proceeds from issuance of ordinary shares, net of issuance costs	1,534,289,376	10,652,571,135
Repayment of loans due to related parties	(262,265,810)	(1,820,911,519)
Proceeds from repayment of loans due from related parties	93,771,193	651,053,394
Net cash provided by financing activities	1,770,093,283	12,289,757,662	15,233,586,344	5,422,195,462
Effect of foreign exchange rate changes on cash and cash equivalents	213,452,026	1,481,997,420	58,971,946	148,154,565
Net (decrease)/increase in cash and cash equivalents	(112,486,450)	(780,993,423)	13,914,786,875	(1,837,457,015)
Cash and cash equivalents, beginning of year	2,767,632,821	19,215,674,674	5,300,887,799	7,138,344,814
Cash and cash equivalents, end of year	2,655,146,371	18,434,681,251	19,215,674,674	5,300,887,799
Supplemental disclosure of cash flow information
Cash paid during the year for income taxes	59,306,754	411,766,790	243,828,898	261,734,551
Cash paid for interest, net of amounts capitalized	85,488,515	593,546,761	242,114,200	31,144,846
Supplemental schedule of non-cash investing and financing activities
Conversion of convertible senior notes	24,017,523	166,753,664	118,973,720	400,610,842
Issuance of ordinary shares for settlement of Convertible Notes	351,162,026	2,438,117,947
Non-cash consideration paid for business acquisitions, investments and non-controlling interests	(2,106,570,864)	(14,625,921,507)	(32,590,874,841)	(169,784,697)
Share exchange for equity investment (Note 8)	(359,896,764)	(2,498,763,234)
Accruals related to purchase of property, equipment and software	(3,291,928)	(22,855,856)	(48,486,734)	(258,632,797)
Share issuance for the investments			(35,077,310)
Unpaid cash consideration for business acquisitions and investments (Note 2)	$ (71,645,458)	¥ (497,434,415)	¥ (110,302,844)	¥ (306,966,884)